Tax - Tax losses (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Unused tax losses
Deferred tax assets	£ 1,011	£ 1,412
Tax losses carried forward
Unused tax losses
Deferred tax assets	951	936
Tax losses carried forward | UK
Unused tax losses
Deferred tax assets	770	675
Tax losses carried forward | UK | NWM Plc
Unused tax losses
Deferred tax assets	75	151
Tax losses carried forward | UK | NWB Plc
Unused tax losses
Deferred tax assets	530	505
Tax losses carried forward | UK | Ulster Bank
Unused tax losses
Deferred tax assets	15	19
Tax losses carried forward | Ireland | Ulster Bank
Unused tax losses
Deferred tax assets	£ 181	£ 261